GMO Alternative Allocation Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	76 Months Ended	80 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class VI
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.16%	3.19%		2.76%
Performance Inception Date		May 01, 2019
Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.69%	1.69%		1.35%
Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.39%	1.95%		1.62%
Class VI | FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.40%	3.31%		2.78%
Class VI | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)		1.64%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.82%	2.91%	2.49%
Performance Inception Date		Sep. 04, 2019
Class I | FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.40%	3.31%	2.80%
Class I | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	0.76%

[1]	The performance information (before and after taxes) for all periods prior to January 31, 2025 was achieved prior to the change in the Fund's principal investment strategies, effective January 31, 2025.